FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Consolidated net debt to capitalization ratio	63.00%	62.00%
Financial Assets And Other Assets	$ 12,651	$ 10,596
Market risk
Disclosure of detailed information about borrowings [line items]
Impact of 10 percent change in value of investments on profit loss	29
Impact of 10% change in value of investments on equity	32
Market risk | Marketable securities
Disclosure of detailed information about borrowings [line items]
Financial Assets And Other Assets	$ 314	$ 422